Personnel Expenses - Schedule of Personnel Expenses (Detail) - CAD ($)	12 Months Ended	13 Months Ended
	Mar. 31, 2018	Mar. 31, 2017
Personnel Expenses [Abstract]
Salaries and other short-term employee benefits	$ 9,833,691	$ 12,196,987
Severance	813,365	83,879
Share-based compensation	2,283,756	2,014,902
Total personnel expense	$ 12,930,812	$ 14,295,768